UNITED STATES
                 SECURITIES AND EXCHANGE COMMISSION
                       Washington, D.C. 20549

                           Form 13F
                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2012

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):  [    ] is a restatement.
                               	   [     ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                  Invicta Capital Management LLC
Address:               60 East 42nd Street, Suite 2005
                       New York, NY  10165

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, and all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists,and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:              Gregory Weaver
Title:             President
Phone:             212-585-0100

Signature, Place, and Date of Signing:

/x/     Gregory Weaver     New York, NY                   05/15/12
        [Signature]        [City, State]                  [Date]

Report Type (Check only one):

[ x ] 13F HOLDINGS REPORT. (Check if all holdings of this reporting manager are reported in this report.)

[     ] 13 F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[     ] 13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:           1
Form 13F Information Table Entry Total:      18
Form 13F Information Table Value Total:    $ 193,741
List of Other Included Managers:             James Alpha Management I, LP



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	FORM 13F INFORMATION TABLE
                                                        VALUE   SHARES/  	SH/ 	PUT/ 	INVSTMT    	OTHER           VOTING AUTHORITY
    NAME OF ISSUER         TITLE OF CLASS CUSIP		(x$1000) PRN AMT  	PRN 	CALL 	DSCRETN   	MANAGERS      	SOLE    SHARED    NONE
ALLOT COMMUNICATIONS LTD	COMM	M0854Q105	8,486 	365,000 	SH		Sole				365,000
AMERIGON INC			COMM	03070L300	6,877 	425,000 	SH		Sole				425,000
BALLY TECHNOLOGIES INC		COMM	05874B107	14,025 	300,000 	SH		Sole				300,000
CALIX NETWORKS INC		COMM	13100M509	10,236 	1,200,000 	SH		Sole				1,200,000
CALLIDUS SOFTWARE INC		COMM	13123E500	6,678 	855,000 	SH		Sole				855,000
CERAGON NETWORKS LTD		COMM	M22013102	12,769 	1,345,475 	SH		Sole				1,345,475
DYCOM INDUSTRIES INC		COMM	267475101	9,928 	425,000 	SH		Sole				425,000
ELLIE MAE INC			COMM	28849P100	4,414 	395,500 	SH		Sole				395,500
IMAX CORP			COMM	45245E109	21,778 	891,100 	SH		Sole				891,100
INTERNAP NETWORK SERVICES	COMM	45885A300	7,255 	985,700 	SH		Sole				985,700
IPASS INC			COMM	46261V108	12,654 	4,866,811 	SH		Sole				4,866,811
KVH INDUSTRIES INC		COMM	482738101	8,366 	796,800 	SH		Sole				796,800
NEONODE INC			COMM	64051M402	3,608 	994,000 	SH		Sole				994,000
NOVA MEASURING INSTRUMENTS	COMM	M7516K103	6,675 	745,000 	SH		Sole				745,000
ROGERS CORP			COMM	775133101	14,689 	379,080 	SH		Sole				379,080
ROVI CORP			COMM	779376102	16,763 	515,000 	SH		Sole				515,000
SILICON MOTION TECHNOL-ADR	ADRS	82706C108	20,339 	1,050,000 	SH		Sole				1,050,000
TOWERSTREAM CORP		COMM	892000100	8,201 	1,726,543 	SH		Sole				1,726,543






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